Other intangible assets (Details 2) ₨ in Millions	12 Months Ended
Mar. 31, 2025 INR (₨)
Haleon UK Enterprises Limited [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Consumer Healthcare Portfolio of Nicotine Replacement Therapy
Intangible assets material to entity	₨ 54,881
Wockhardt Limited [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Select portfolio of branded generics business
Intangible assets material to entity	₨ 10,945
Novartis AG [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Cardiovascular brand Cidmus® in India
Intangible assets material to entity	₨ 4,195
Shanghai Henlius Biotechz,Inc [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	daratamumab biosimilar HLX 15
Intangible assets material to entity	₨ 4,958
Mayne Pharma Group Limited [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Portfolio of generic prescription products
Intangible assets material to entity	₨ 3,527
UCB India Private Limited and affiliates [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Select portfolio of dermatology, respiratory and pediatric assets
Intangible assets material to entity	₨ 2,556